UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-3578

					Aquila Three Peaks High Income Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	06/30/08

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.





SEMI-ANNUAL
REPORT

JUNE 30, 2008

                               AQUILA THREE PEAKS
                                HIGH INCOME FUND

                  [LOGO OF AQUILA THREE PEAKS HIGH INCOME FUND:
            SUN SETTING OVER THREE MOUNTAIN PEAKS WITH SOARING EAGLE]

                                 A FUND DESIGNED
                                  FOR INVESTORS
                                     SEEKING
                               HIGH CURRENT INCOME

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA GROUP OF FUNDS (SM)

[LOGO OF AQUILA THREE PEAKS HIGH INCOME FUND:
SUN SETTING OVER THREE MOUNTAIN PEAKS WITH SOURING EAGLE]

                       AQUILA THREE PEAKS HIGH INCOME FUND

                     "A SOUND STRATEGY AMID TURBULENT TIMES"

                                                                    August, 2008

Dear Fellow Shareholder:

      The second quarter of 2008 continued the theme that started the year - persistent market volatility, continued housing weakness and related weakening consumer confidence. The more pronounced theme of higher energy costs also emerged during the second quarter, which produced a $4 national average price for a gallon of gas, for the first time in history. Additionally, higher food costs have also forced their way into the consumer's pocketbook as unprecedented price increases have been seen across the food commodity complex. As a result, inflation resurgence has created a more pronounced uncertainty across all capital markets. This continues to strengthen our conviction in the high-yield arena. We remain impressed with the high-yield market's ability to maintain a consistent and less volatile approach to the headlines that barrage investors on a daily basis.

INVESTMENT PHILOSOPHY

      It remains our goal to provide you and our other shareholders with the maximum total return feasible, while preserving capital. We continually seek to maintain a well-disciplined approach whereby we place a great deal of importance on downside protection.

      We follow a large universe of companies, routinely reviewing earnings reports, corporate developments, trading activity and other important data. Once an issuer has commanded our full attention, we look well beyond the standard information, working with management to gain insight into the trends that affect financial development. We continue to believe there is no substitute for speaking to management directly and therefore we deploy significant resources in making numerous face-to-face visits. The data gathered from these meetings is crucial and helps our analysts build sound financial models and prudent investment recommendations. Once truly compelling ideas are identified, our team makes additional visits to gain a more complete understanding of factors guiding capital allocation decisions. Information is gathered from competitors, customers, and suppliers, and further qualitative analysis is conducted. From there, detailed financial models are constructed, dissecting every significant element of a company's financials. We then form various best-to-worst case scenarios and conduct probability analysis, which in turn dictates whether an individual security is added to the portfolio.

STRATEGY AS WE PROGRESS THROUGH 2008

      Our research process and unwavering commitment to finding fiscally responsible management teams and de-levering credits has historically proven to be a sound policy.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

      Our strategy will remain a conservative approach to high-yield that does not get too anxious over short-term rallies in the market and does not get too "long" in terms of duration in the Fund. With a potentially rising interest rate environment, we want to avoid undue duration risk while also striving to avoid undue credit risk, leaving a balanced portfolio highlighted by strong credits. We are even more focused on companies that are exhibiting fiscally responsible actions and debt paydown characteristics.

      We expect to see heightened volatility across the capital markets throughout the second half of 2008. We place a high premium on our own research process and the datapoints we gather from our own analytical methods. We believe we continue to find good values on names that exhibit the qualities and characteristics that our time-tested investment philosophy and research process have proven sound.

      We continue to look for fiscally responsible management teams that are fully committed to de-leveraging the balance sheet. We intend to maintain our discipline of minimizing volatility by generally avoiding bonds that appear to have stock-like characteristics. Finally, given the continued geopolitical unrest around the world, we will continue to minimize owning credits with extensive operations abroad. Aquila Three Peaks High Income Fund continues to have minimal-to-no weighting relative to the index in the finance, auto and airline segments which we currently consider the most under-performing sectors. And, while it is inevitable that the default rate for corporate bonds will rise over the foreseeable future, it remains our goal to never own a defaulted bond.

SUMMARY

      In summary, we remain committed to a strong research process that seeks to not only uncover new opportunities in the high-yield universe, but also includes detailed analysis of every credit we own. We intend to continue to balance the risks of our current economy with the opportunities presented by the high-yield market in order to construct what we believe to be a very compelling risk return profile.

      Thank you for your continued support and investment.

                                   Sincerely,

[PHOTO OMITTED]                                         [PHOTO OMITTED]

/s/ Sandy Rufenacht                                     /s/ Diana P. Herrmann

Sandy Rufenacht                                         Diana P. Herrmann
Portfolio Manager                                       President

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                      AQUILA THREE PEAKS HIGH INCOME FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2008 (UNAUDITED)

   PRINCIPAL
    AMOUNT        CORPORATE BONDS (93.8%)                                                    VALUE
---------------   ---------------------------------------------------------------------   ------------
                  ADVERTISING SALES (0.9%)
                  Lamar Media Corp.
$       376,000   7.250%, 01/01/13 ....................................................   $    361,430
                                                                                          ------------

                  AGRICULTURAL CHEMICALS (0.2%)
                  Mosaic Global Holdings, Inc.
         75,000   7.300%, 01/15/28 ....................................................         75,750
                                                                                          ------------

                  APPAREL MANUFACTURERS (4.8%)
                  Levi Strauss & Co.
        800,000   9.750%, 01/15/15 ....................................................        804,000
                  Oxford Industries, Inc.
        350,000   8.875%, 06/01/11 ....................................................        337,750
                  Phillips-Van Heusen Corp.
        250,000   7.250%, 02/15/11 ....................................................        250,625
        275,000   8.125%, 05/01/13 ....................................................        277,750
                  Warnaco, Inc.
        205,000   8.875%, 06/15/13 ....................................................        213,200
                                                                                          ------------
                                                                                             1,883,325
                                                                                          ------------

                  AUCTION HOUSE (0.7%)
                  Sotheby's
        250,000   6.875%, 02/01/09 ....................................................        256,348
                                                                                          ------------

                  BROADCAST SERVICE/PROGRAMMING (0.7%)
                  Nexstar Finance Holdings LLC
         83,733   11.375%, 04/01/13 ...................................................         80,383
                  Nexstar Broadcasting, Inc.
        225,000   7.000%, 01/15/14 ....................................................        195,750
                                                                                          ------------
                                                                                               276,133
                                                                                          ------------

                  BROADCASTING - RADIO (0.6%)
                  Salem Communications Corp.
        275,000   7.750%, 12/15/10 ....................................................        253,688
                                                                                          ------------

   PRINCIPAL
    AMOUNT        CORPORATE BONDS (CONTINUED)                                                VALUE
---------------   ---------------------------------------------------------------------   ------------
                  CABLE TELEVISION (6.5%)
                  CSC Holdings, Inc.
$       800,000   7.250%, 07/15/08 ....................................................   $    800,000
                  DIRECTV Holdings LLC
        425,000   7.625%, 05/15/16, (144A) ............................................        418,625
                  EchoStar DBS Corp.
        750,000   6.375%, 10/01/11 ....................................................        723,750
                  Mediacom LLC
        650,000   9.500%, 01/15/13 ....................................................        612,625
                                                                                          ------------
                                                                                             2,555,000
                                                                                          ------------

                  CASINO HOTELS (8.0%)
                  Harrah's Operating Co., Inc.
        225,000   5.500%, 07/01/10 ....................................................        201,094
                  Las Vegas Sands Corp.
        550,000   6.375%, 02/15/15 ....................................................        467,500
                  Mandalay Resort Group
        750,000   7.625%, 07/15/13 ....................................................        630,000
                  Seminole Hard Rock Entertainment, Inc.
        375,000   5.276%, 03/15/14, (Floating Rate Note) (144A) .......................        315,000
                  Station Casinos, Inc.
        125,000   7.750%, 08/15/16 ....................................................         95,625
                  Turning Stone Resort & Casino, LLC
        175,000   9.125%, 09/15/14, (144A) ............................................        174,125
                  Wynn Las Vegas LLC
      1,375,000   6.625%, 12/01/14 ....................................................      1,258,125
                                                                                          ------------
                                                                                             3,141,469
                                                                                          ------------

                  CELLULAR TELECOMMUNICATIONS (2.5%)
                  iPCS, Inc.
        450,000   4.998%, 05/01/13, (Floating Rate Note) ..............................        405,000
                  MetroPCS Wireless, Inc.
        600,000   9.250%, 11/01/14 ....................................................        577,500
                                                                                          ------------
                                                                                               982,500
                                                                                          ------------

   PRINCIPAL
    AMOUNT        CORPORATE BONDS (CONTINUED)                                                VALUE
---------------   ---------------------------------------------------------------------   ------------
                  CHEMICALS - DIVERSIFIED (0.9%)
                  Innophos Holdings, Inc.
$       210,000   9.500%, 04/15/12, (144A) ............................................   $    207,900
                  Reichhold Industries, Inc.
        150,000   9.000%, 08/15/14, (144A) ............................................        150,000
                                                                                          ------------
                                                                                               357,900
                                                                                          ------------

                  COMMERCIAL SERVICES (1.3%)
                  DynCorp International LLC/ DIC Capital Corp.
        500,000   9.500%, 02/15/13 ....................................................        500,000
                                                                                          ------------

                  CONTAINERS - METAL/GLASS (2.1%)
                  Crown Americas Capital Corp.
        450,000   7.625%, 11/15/13 ....................................................        448,875
                  Owens-Illinois, Inc.
        375,000   7.500%, 05/15/10 ....................................................        381,562
                                                                                          ------------
                                                                                               830,437
                                                                                          ------------

                  CONTAINERS - PAPER/PLASTIC (2.1%)
                  AEP Industries, Inc.
        100,000   7.875%, 03/15/13 ....................................................         93,500
                  Graphic Packaging International, Inc.
        750,000   8.500%, 08/15/11 ....................................................        725,625
                                                                                          ------------
                                                                                               819,125
                                                                                          ------------

                  DIALYSIS CENTERS (1.3%)
                  DaVita, Inc.
        525,000   6.625%, 03/15/13 ....................................................        504,000
                                                                                          ------------

                  DIVERSE OPERATIONS/COMMERCIAL SERVICES (2.1%)
                  Aramark Corp.
        850,000   8.500%, 02/01/15 ....................................................        833,000
                                                                                          ------------

                  DIVERSIFIED FINANCIAL SERVICES (0.4%)
                  Dean Foods Co.
        150,000   6.625%, 05/15/09 ....................................................        148,125
                                                                                          ------------

   PRINCIPAL
    AMOUNT        CORPORATE BONDS (CONTINUED)                                                VALUE
---------------   ---------------------------------------------------------------------   ------------
                  ELECTRONIC COMPONENTS - MISCELLANEOUS (0.4%)
                  NXP B.V./NXP Funding, LLC
$       175,000   7.875%, 10/15/14 ....................................................   $    161,000
                                                                                          ------------

                  ELECTRONICS - MILITARY (0.4%)
                  L-3 Communications Corp.
        175,000   6.125%, 07/15/13 ....................................................        165,375
                                                                                          ------------

                  ENERGY EXPLORATION & PRODUCTION (0.3%)
                  Encore Acquisition Co.
        125,000   6.250%, 04/15/14 ....................................................        119,375
                                                                                          ------------

                  ENERGY MIDSTREAM (0.8%)
                  Kinder Morgan, Inc.
        350,000   5.700%, 01/05/16 ....................................................        311,500
                                                                                          ------------

                  ENTERTAINMENT - THEATERS (0.0%)
                  Regal Cinemas, Inc.
         15,000   9.375%, 02/01/12 ....................................................         14,400
                                                                                          ------------

                  FINANCE - OTHER SERVICES (1.0%)
                  Alamosa Delaware, Inc.
        400,000   8.500%, 01/31/12 ....................................................        396,000
                                                                                          ------------

                  FOOD - MISCELLANEOUS/DIVERSIFIED (0.0%)
                  Dole Food Co., Inc.
         10,000   7.250%, 06/15/10 ....................................................          9,050
                                                                                          ------------

                  FOOD - RETAIL (3.5%)
                  Albertson's, Inc.
        750,000   7.250%, 05/01/13 ....................................................        761,655
                  Stater Brothers Holdings, Inc.
        600,000   8.125%, 06/15/12 ....................................................        603,000
                                                                                          ------------
                                                                                             1,364,655
                                                                                          ------------

                  FUNERAL SERVICE & RELATED ITEMS (1.2%)
                  Carriage Services, Inc.
        500,000   7.875%, 01/15/15 ....................................................        480,000
                                                                                          ------------

   PRINCIPAL
    AMOUNT        CORPORATE BONDS (CONTINUED)                                                VALUE
---------------   ---------------------------------------------------------------------   ------------
                  GAMBLING - NON-HOTEL (1.0%)
                  Pinnacle Entertainment
$       410,000   8.250%, 03/15/12 ....................................................   $    402,825
                                                                                          ------------

                  HOSPITALS (0.9%)
                  Vanguard Health Holding Co. II, LLC
        350,000   9.000%, 10/01/14 ....................................................        346,500
                                                                                          ------------

                  HOTELS & MOTELS (0.8%)
                  Gaylord Entertainment Co.
        325,000   8.000%, 11/15/13 ....................................................        312,000
                                                                                          ------------

                  LEISURE & RECREATION PRODUCTS (0.9%)
                  Leslie's Poolmart, Inc.
        375,000   7.750%, 02/01/13 ....................................................        350,625
                                                                                          ------------

                  MEDICAL - DRUGS (0.5%)
                  Warner Chilcott Corp.
        175,000   8.750%, 02/01/15 ....................................................        178,500
                                                                                          ------------

                  MEDICAL - HOSPITALS (6.0%)
                  Community Health Systems, Inc.
        625,000   8.875%, 07/15/15 ....................................................        628,906
                  HCA, Inc.
      1,525,000   6.750%, 07/15/13 ....................................................      1,338,187
                  Iasis Healthcare LLC
        400,000   8.750%, 06/15/14 ....................................................        404,000
                                                                                          ------------
                                                                                             2,371,093
                                                                                          ------------

                  MEDICAL INSTRUMENTS (1.2%)
                  Boston Scientific Corp.
        500,000   6.000%, 06/15/11 ....................................................        488,750
                                                                                          ------------

                  MEDICAL - NURSING HOMES (0.4%)
                  Sun Healthcare Group, Inc.
        170,000   9.125%, 04/15/15 ....................................................        170,000
                                                                                          ------------

   PRINCIPAL
    AMOUNT        CORPORATE BONDS (CONTINUED)                                                VALUE
---------------   ---------------------------------------------------------------------   ------------
                  MEDICAL PRODUCTS (0.7%)
                  Hanger Orthopedic Group, Inc.
$       250,000   10.250%, 06/01/14 ...................................................   $    256,875
                                                                                          ------------

                  NON-HAZARDOUS WASTE DISPOSAL (0.4%)
                  Allied Waste North America, Inc.
        175,000   7.250%, 03/15/15 ....................................................        174,563
                                                                                          ------------

                  OFFICE AUTOMATION & EQUIPMENT (1.8%)
                  Xerox Capital Trust I
        725,000   8.000%, 02/01/27 ....................................................        707,643
                                                                                          ------------

                  OIL COMPANY - EXPLORATION & PRODUCTION (8.4%)
                  Baytex Energy Ltd.
        205,000   9.625%, 07/15/10 ....................................................        209,100
                  Brigham Exploration Co.
        175,000   9.625%, 05/01/14 ....................................................        171,500
                  Chesapeake Energy Corp.
        500,000   6.375%, 06/15/15 ....................................................        472,500
                  Comstock Resources, Inc.
        225,000   6.875%, 03/01/12 ....................................................        221,063
                  EXCO Resources, Inc.
        150,000   7.250%, 01/15/11 ....................................................        147,375
                  KCS Energy, Inc.
        110,000   7.125%, 04/01/12 ....................................................        105,600
                  McMoRan Exploration Co.
        500,000   11.875%, 11/15/14 ...................................................        532,500
                  Petrohawk Energy Corp.
        240,000   9.125%, 07/15/13 ....................................................        246,000
                  PetroQuest Energy, Inc.
        400,000   10.375%, 05/15/12 ...................................................        416,000
                  Swift Energy Co.
        350,000   7.625%, 07/15/11 ....................................................        348,250
                  Whiting Petroleum Corp.
        450,000   7.250%, 05/01/12 ....................................................        446,625
                                                                                          ------------
                                                                                             3,316,513
                                                                                          ------------

   PRINCIPAL
    AMOUNT        CORPORATE BONDS (CONTINUED)                                                VALUE
---------------   ---------------------------------------------------------------------   ------------
                  OIL-FIELD SERVICES (0.7%)
                  North America Energy Partners, Inc.
$       275,000   8.750%, 12/01/11 ....................................................   $    277,750
                                                                                          ------------

                  PAPER & RELATED PRODUCTS (0.4%)
                  Georgia Pacific Corp.
        175,000   8.125%, 05/15/11 ....................................................        172,812
                                                                                          ------------

                  PHYSICAL THERAPY/REHAB CENTERS (0.9%)
                  HealthSouth Corp.
        350,000   9.133%, 06/15/14, (Floating Rate Note) ..............................        355,250
                                                                                          ------------

                  PIPELINES (1.4%)
                  Copano Energy, LLC
        450,000   7.750%, 06/01/18, (144A) ............................................        438,750
                  Targa Resources, Inc.
         95,000   8.500%, 11/01/13 ....................................................         93,100
                                                                                          ------------
                                                                                               531,850
                                                                                          ------------

                  PRIVATE CORRECTIONS (2.7%)
                  Corrections Corporation of America
      1,050,000   7.500%, 05/01/11 ....................................................      1,055,250
                                                                                          ------------

                  PUBLISHING - BOOKS (0.6%)
                  Houghton Mifflin Co.
        220,000   7.200%, 03/15/11 ....................................................        219,450
                                                                                          ------------

                  REAL ESTATE INVESTMENT TRUST - HOTELS (2.2%)
                  FelCor Lodging Limited Partnership
        800,000   4.803%, 12/01/11, (Floating Rate Note) ..............................        720,000
                  Host Hotels & Resorts, Inc.
        150,000   6.875%, 11/01/14 ....................................................        138,000
                                                                                          ------------
                                                                                               858,000
                                                                                          ------------

                  RENTAL - AUTO/EQUIPMENT (1.4%)
                  The Hertz Corp.
        450,000   10.500%, 01/01/16 ...................................................        409,500

   PRINCIPAL
    AMOUNT        CORPORATE BONDS (CONTINUED)                                                VALUE
---------------   ---------------------------------------------------------------------   ------------
                  RENTAL - AUTO/EQUIPMENT (CONTINUED)
                  United Rentals (North America), Inc.
$       175,000   7.750%, 11/15/13 ....................................................   $    140,000
                                                                                          ------------
                                                                                               549,500
                                                                                          ------------

                  RETAIL - APPAREL/SHOE (0.4%)
                  Hanesbrands, Inc.,
        150,000   6.508%, 12/15/14, (Floating Rate Note) ..............................        139,500
                                                                                          ------------

                  RETAIL - COMPUTER EQUIPMENT (1.9%)
                  GSC Holdings Corp.
        715,000   8.000%, 10/01/12 ....................................................        729,300
                                                                                          ------------

                  SATELLITE TELECOMMUNICATIONS (0.5%)
                  Intelsat, Ltd.
        225,000   7.625%, 04/15/12 ....................................................        180,000
                                                                                          ------------

                  SPECIAL PURPOSE ENTITY (2.7%)
                  Chukchansi Economic Development Authority
        400,000   6.328%, 11/15/12, (144A) ............................................        335,000
                  Global Cash Access, Inc.
        250,000   8.750%, 03/15/12 ....................................................        245,625
                  KAR Holdings, Inc.
        475,000   10.000%, 05/01/15 ...................................................        399,000
                  Universal City Development Partners, LTD and
                     UCPP Finance, Inc.
         95,000   11.750%, 04/01/10 ...................................................         97,613
                                                                                          ------------
                                                                                             1,077,238
                                                                                          ------------

                  TELECOMMUNICATIONS EQUIPMENT (0.7%)
                  Nortel Networks Ltd.
        300,000   6.963%, 07/15/11, (Floating Rate Note) ..............................        283,500
                                                                                          ------------

                  TELECOM SERVICES (2.2%)
                  Hughes Network Systems, LLC
        275,000   9.500%, 04/15/14 ....................................................        278,094
                  PAETEC Holding Corp.
        275,000   9.500%, 07/15/15 ....................................................        253,688

   PRINCIPAL
    AMOUNT        CORPORATE BONDS (CONTINUED)                                                VALUE
---------------   ---------------------------------------------------------------------   ------------
                  TELECOM SERVICES (CONTINUED)
                  Time Warner Telecomm Holdings, Inc.
$       325,000   9.250%, 02/15/14 ....................................................   $    332,313
                                                                                          ------------
                                                                                               864,095
                                                                                          ------------

                  TELEPHONE - INTEGRATED (6.8%)
                  Cincinnati Bell, Inc.
        500,000   8.375%, 01/15/14 ....................................................        483,750
                  Qwest Communications International, Inc.
      1,280,000   7.500%, 02/15/14 ....................................................      1,216,000
                  Sprint Nextel Corp.
        175,000   6.000%, 12/01/16 ....................................................        150,500
                  Windstream Corp.
        825,000   8.125%, 08/01/13 ....................................................        822,937
                                                                                          ------------
                                                                                             2,673,187
                                                                                          ------------

                  THEATERS (1.0%)
                  Marquee Holdings, Inc.
        500,000   9.505%, 08/15/14 ....................................................        392,500
                                                                                          ------------

                  TRANSPORTATION - RAIL (1.6%)
                  Kansas City Southern de Mexico, S. de R.L. de C.V.
        525,000   7.625%, 12/01/13 ....................................................        509,250
                  The Kansas City Southern Railway Co.
        125,000   7.500%, 06/15/09 ....................................................        126,250
                                                                                          ------------
                                                                                               635,500
                                                                                          ------------

                  TOTAL INVESTMENTS (COST $37,803,212- NOTE 4) ...............    93.8%     36,870,154
                  Other assets less liabilities ..............................     6.2       2,433,923
                                                                                 ------   ------------
                  Net Assets .................................................   100.0%   $ 39,304,077
                                                                                 ======   ============

                 See accompanying notes to financial statements.

Portfolio                                  Percent of           Portfolio                                  Percent of
Distribution                               Portfolio            Distribution                               Portfolio
------------                               ---------            ------------                               ---------
Advertising Sales                             1.0%              Medical - Drugs                               0.5%
Agricultural Chemicals                        0.2               Medical - Hospitals                           6.4
Apparel Manufacturers                         5.1               Medical Instruments                           1.3
Auction House                                 0.7               Medical - Nursing Homes                       0.5
Broadcast Service/Programming                 0.7               Medical Products                              0.7
Broadcasting - Radio                          0.7               Non-Hazardous Waste Disposal                  0.5
Cable Television                              6.9               Office Automation & Equipment                 1.9
Casino Hotels                                 8.5               Oil Company - Exploration & Production        9.0
Cellular Telecommunications                   2.7               Oil-Field Services                            0.8
Chemicals - Diversified                       1.0               Paper & Related Products                      0.5
Commercial Services                           1.4               Physical Therapy/Rehab Centers                1.0
Containers - Metal/Glass                      2.3               Pipelines                                     1.4
Containers - Paper/Plastic                    2.2               Private Corrections                           2.9
Dialysis Centers                              1.4               Publishing - Books                            0.6
Diverse Operations/Commercial Services        2.3               Real Estate Investment Trust - Hotels         2.3
Diversified Financial Services                0.4               Rental - Auto/Equipment                       1.5
Electronic Components - Miscellaneous         0.4               Retail - Apparel/Shoe                         0.4
Electronics - Military                        0.4               Retail - Computer Equipment                   2.0
Energy Exploration & Production               0.3               Satellite Telecommunications                  0.5
Energy Midstream                              0.8               Special Purpose Entity                        2.9
Finance - Other Services                      1.1               Telecommunications Equipment                  0.8
Food - Retail                                 3.7               Telecom Services                              2.3
Funeral Service & Related Items               1.3               Telephone - Integrated                        7.2
Gambling - Non-Hotel                          1.1               Theaters                                      1.1
Hospitals                                     0.9               Transportation - Rail                         1.7
Hotels & Motels                               0.8                                                           -----
Leisure & Recreation Products                 1.0                                                           100.0%
                                                                                                            =====

                 See accompanying notes to financial statements.

                       AQUILA THREE PEAKS HIGH INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2008 (UNAUDITED)

ASSETS
    Investments at value (cost $37,803,212) .............................................    $ 36,870,154
    Cash ................................................................................       2,381,340
    Interest receivable .................................................................         833,792
    Receivable for investment securities sold ...........................................         168,000
    Receivable for Fund shares sold .....................................................          95,437
    Other assets ........................................................................          23,681
                                                                                             ------------
    Total assets ........................................................................      40,372,404
                                                                                             ------------
LIABILITIES
    Payable for investment securities purchased .........................................         894,562
    Dividends payable ...................................................................         129,468
    Distribution and service fees payable ...............................................           6,854
    Payable for Fund shares redeemed ....................................................           6,400
    Management fees payable .............................................................           2,165
    Accrued expenses and other liabilities ..............................................          28,878
                                                                                             ------------
    Total liabilities ...................................................................       1,068,327
                                                                                             ------------
NET ASSETS ..............................................................................    $ 39,304,077
                                                                                             ============
    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share .    $     41,364
    Additional paid-in capital ..........................................................      41,014,013
    Net unrealized depreciation on investments (note 4) .................................        (933,058)
    Accumulated net realized loss on investments ........................................        (818,242)
                                                                                             ------------
                                                                                             $ 39,304,077
                                                                                             ============
CLASS A
    Net Assets ..........................................................................    $ 15,122,660
                                                                                             ============
    Capital shares outstanding ..........................................................       1,591,583
                                                                                             ============
    Net asset value and redemption price per share ......................................    $       9.50
                                                                                             ============
    Offering price per share (100/96 of $9.50 adjusted to nearest cent) .................    $       9.90
                                                                                             ============
CLASS C
    Net Assets ..........................................................................    $  5,097,848
                                                                                             ============
    Capital shares outstanding ..........................................................         536,399
                                                                                             ============
    Net asset value and offering price per share ........................................    $       9.50
                                                                                             ============
    Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
        during the first 12 months after purchase) ......................................    $       9.50*
                                                                                             ============
CLASS I
    Net Assets ..........................................................................    $  3,982,388
                                                                                             ============
    Capital shares outstanding ..........................................................         419,115
                                                                                             ============
    Net asset value, offering and redemption price per share ............................    $       9.50
                                                                                             ============
CLASS Y
    Net Assets ..........................................................................    $ 15,101,181
                                                                                             ============
    Capital shares outstanding ..........................................................       1,589,318
                                                                                             ============
    Net asset value, offering and redemption price per share ............................    $       9.50
                                                                                             ============

                See accompanying notes to financial statements.

                      AQUILA THREE PEAKS HIGH INCOME FUND
                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
    Interest income ......................................                    $ 1,291,382

EXPENSES:
    Management fees (note 3) .............................    $   108,931
    Trustees' fees and expenses ..........................         51,733
    Legal fees (note 3) ..................................         38,467
    Distribution and service fees (note 3) ...............         36,240
    Registration fees and dues ...........................         30,765
    Transfer and shareholder servicing agent fees (note 3)         18,171
    Shareholders' reports ................................         12,368
    Fund accounting fees .................................          8,433
    Auditing and tax fees ................................          8,383
    Custodian fees (note 7) ..............................          2,475
    Chief compliance officer (note 3) ....................          2,078
    Insurance ............................................            463
    Miscellaneous ........................................         15,988
                                                              -----------
    Total expenses .......................................        334,495

    Management fee waived (note 3) .......................       (108,931)
    Reimbursement of expenses by Manager (note 3) ........        (29,067)
    Expenses paid indirectly (note 7) ....................        (24,751)
                                                              -----------
    Net expenses .........................................                        171,746
                                                                              -----------
    Net investment income ................................                      1,119,636

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) from securities transactions        (703,848)
    Change in unrealized depreciation on investments .....       (401,496)
                                                              -----------

    Net realized and unrealized gain (loss) on investments                     (1,105,344)
                                                                              -----------
    Net change in net assets resulting from operations ...                    $    14,292
                                                                              ===========

                 See accompanying notes to financial statements.

                      AQUILA THREE PEAKS HIGH INCOME FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED
                                                                  JUNE 30, 2008          YEAR ENDED
                                                                   (UNAUDITED)        DECEMBER 31, 2007
                                                                -----------------     -----------------
OPERATIONS:
    Net investment income ..................................    $       1,119,636     $       1,316,155
    Net realized gain (loss) from securities transactions ..             (703,848)             (105,474)
    Change in unrealized depreciation on investments .......             (401,496)             (585,484)
                                                                -----------------     -----------------
        Change in net assets resulting from operations .....               14,292               625,197
                                                                -----------------     -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
    Class A Shares:
    Net investment income ..................................             (443,261)             (492,332)
    Net realized gain on investments .......................                   --               (18,991)
    Class C Shares:
    Net investment income ..................................             (124,103)             (120,966)
    Net realized gain on investments .......................                   --                (5,789)
    Class I Shares:
    Net investment income ..................................             (129,205)             (203,546)
    Net realized gain on investments .......................                   --                (5,779)
    Class Y Shares:
    Net investment income ..................................             (423,050)             (499,418)
    Net realized gain on investments .......................                   --               (18,040)
                                                                -----------------     -----------------
        Change in net assets from distributions ............           (1,119,619)           (1,364,861)
                                                                -----------------     -----------------
CAPITAL SHARE TRANSACTIONS (note 5):
    Proceeds from shares sold ..............................           12,808,791            23,638,755
    Short-term trading redemption fee ......................                  439                   427
    Reinvested dividends and distributions .................              724,101             1,044,568
    Cost of shares redeemed ................................           (3,427,600)           (4,279,216)
                                                                -----------------     -----------------
        Change in net assets from capital share transactions           10,105,731            20,404,534
                                                                -----------------     -----------------
        Change in net assets ...............................            9,000,404            19,664,870
NET ASSETS:
    Beginning of period ....................................           30,303,673            10,638,803
                                                                -----------------     -----------------
    End of period ..........................................    $      39,304,077     $      30,303,673
                                                                =================     =================

                See accompanying notes to financial statements.

                      AQUILA THREE PEAKS HIGH INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

      Aquila Three Peaks High Income Fund (the "Fund") is an open-end investment company, which is organized as a Massachusetts business trust. The Fund is a diversified portfolio and on June 1, 2006 began its current investment operations to obtain high current income with capital appreciation as a secondary objective when consistent with its primary objective. The Fund is authorized to issue an unlimited number of shares and offers four classes of shares, Class A, Class C, Class I and Class Y shares. Class A shares are sold with a front-payment sales charge and bear a distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. Class I shares are offered and sold only through financial intermediaries and are not offered directly to retail investors. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the bid price. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) FAIR VALUE MEASUREMENTS: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

      The three-tier hierarchy of inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of June 30, 2008:

         VALUATION INPUTS                              INVESTMENTS IN SECURITIES
         ----------------                              -------------------------
         Level 1 - Quoted Prices ......................      $        --
         Level 2 - Other Significant Observable Inputs        36,870,154
         Level 3 - Significant Unobservable Inputs ....               --
                                                             -----------
         Total ........................................      $36,870,154
                                                             ===========

c) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

d) FEDERAL INCOME TAXES: The Fund intends to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") was adopted on June 29, 2007. Management has reviewed the tax positions for each of the open tax years (2006-2007) and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

e) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On December 31, 2007, a reclassification was made to increase undistributed net investment income by $107, decrease accumulated net realized loss on investments by $169 and decrease paid-in capital by $276.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.65% of the Fund's average net assets.

      Three Peaks Capital Management, LLC (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio and arranges for the purchases and sales of portfolio securities. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.45% on the first $100 million of average net assets, 0.40% on the next $150 million of average net assets and 0.35% on average assets above $250 million.

      For the six months ended June 30, 2008, the Fund incurred management fees of $108,931, of which all fees were waived. Additionally, during this period the Manager reimbursed the Fund for other expenses in the amount of $29,067. The
Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2008 through December 31, 2008 so that total Fund expenses will not exceed 1.00% for Class A Shares, 1.80% for Class C Shares, 1.08% for Class I Shares and 0.80% for Class Y Shares. For a period of three years, subsequent to the end of each of the Fund's fiscal years, the Manager may recover from the Fund fees and expenses waived or reimbursed to the extent that the net unreimbursed Total Annual Fund Operating Expenses do not exceed contractual limitations. As of June 30, 2008, the Fund may recover waived and/or reimbursed expenses in the amount of $729,251 of which $298,908 expires on December 31, 2009, $321,412 which expires on December 31, 2010 and $108,931 which expires on December 31, 2011 so long as any current contractual limitations are not exceeded.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 2008, distribution fees on Class A Shares amounted to $13,227, of which the Distributor retained $1,604.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2008, amounted to $15,831. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2008, amounted to $5,277. The total of these payments made with respect to Class C Shares amounted to $21,108, of which the Distributor retained $2,270.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate of more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended June 30, 2008, these payments were made at the average annual rate of 0.25% (0.10% under the Distribution Plan and 0.15% under the Shareholder Services Plan) of such net assets and amounted to $4,762 of which $1,905 related to the Plan and $2,857 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Fund's shares are sold primarily through these intermediaries. For the six months ended June 30, 2008, total commissions on sales of Class A Shares amounted to $107,673 of which the Distributor received $20,331.

c) OTHER RELATED PARTY TRANSACTIONS

      For the six months ended June 30, 2008 the Fund incurred $38,339 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a shareholder of that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended June 30, 2008, purchases of securities and proceeds from the sales of securities aggregated $20,240,945 and $11,251,069, respectively.

      At June 30, 2008, the aggregate tax cost for all securities was $37,803,212. At June 30, 2008, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $197,257 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,130,315 for a net unrealized depreciation of $933,058.

5. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Fund were as follows:

                                       SIX MONTHS ENDED
                                         JUNE 30, 2008                         YEAR ENDED
                                          (UNAUDITED)                       DECEMBER 31, 2007
                                 -----------------------------        -----------------------------
                                    SHARES           AMOUNT              SHARES           AMOUNT
                                 ------------     ------------        ------------     ------------
CLASS A SHARES:
    Proceeds from shares sold         496,618     $  4,755,323             934,608     $  9,401,989
    Reinvested dividends ....          25,181          241,192              28,075          280,554
    Cost of shares redeemed .        (118,382)      (1,138,291)           (269,796)      (2,720,877)
                                 ------------     ------------        ------------     ------------
        Net change ..........         403,417        3,858,224             692,887        6,961,666
                                 ------------     ------------        ------------     ------------
CLASS C SHARES:
    Proceeds from shares sold         196,028        1,883,440             299,479        3,002,632
    Reinvested dividends ....           8,157           78,138               9,283           92,738
    Cost of shares redeemed .         (32,802)        (315,633)            (49,358)        (490,820)
                                 ------------     ------------        ------------     ------------
        Net change ..........         171,383        1,645,945             259,404        2,604,550
                                 ------------     ------------        ------------     ------------
CLASS I SHARES:
    Proceeds from shares sold          83,758          802,698             136,284        1,371,183
    Reinvested dividends ....          11,196          107,393              20,954          209,706
    Cost of shares redeemed .         (40,089)        (383,816)(a)         (63,801)        (641,989)(a)
                                 ------------     ------------        ------------     ------------
        Net change ..........          54,865          526,275              93,437          938,900
                                 ------------     ------------        ------------     ------------
CLASS Y SHARES:
    Proceeds from shares sold         560,245        5,367,330             977,921        9,862,951
    Reinvested dividends ....          30,981          297,378              46,280          461,570
    Cost of shares redeemed .        (164,980)      (1,589,421)            (42,625)        (425,103)
                                 ------------     ------------        ------------     ------------
        Net change ..........         426,246        4,075,287             981,576        9,899,418
                                 ------------     ------------        ------------     ------------
Total transactions in Fund
    shares ..................       1,055,911     $ 10,105,731           2,027,304     $ 20,404,534
                                 ============     ============        ============     ============

(a) Net of short-term trading redemption fee of $439 and $427, respectively.

6. PORTFOLIO ORIENTATION

      The Fund may invest 100% in high-yield/high-risk bonds, also known as "junk bonds." High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

7. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

8. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital.

      As of December 31, 2007 there were post-October capital loss deferrals of $144,394, which will be recognized in the following year.

The tax character of distributions:

                                         YEAR ENDED             PERIOD ENDED
                                      DECEMBER 31, 2007       DECEMBER 31, 2006*
                                      -----------------       ------------------
Ordinary income ......................    $1,362,738             $  224,585
Long term capital gains ..............         2,123                     --
                                          ----------             ----------
                                          $1,364,861             $  224,585
                                          ==========             ==========

      As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Ordinary income ......................    $      --
Unrealized depreciation ..............     (531,562)
                                          ---------
                                          $(531,562)
                                          =========

*  For the period 6/01/06-12/31/06.

                      AQUILA THREE PEAKS HIGH INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS A
                                                    ------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED              YEAR             PERIOD
                                                      6/30/08             ENDED            ENDED
                                                    (UNAUDITED)          12/31/07        12/31/06(1)
                                                    -----------        -----------       -----------
Net asset value, beginning of period ...........    $      9.84        $     10.10       $     10.00
                                                    -----------        -----------       -----------
Income (loss) from investment operations:
    Net investment income ......................           0.32++             0.63++            0.30+
    Net gain (loss) on securities (both realized
        and unrealized) ........................          (0.34)             (0.24)             0.11
                                                    -----------        -----------       -----------
    Total from investment operations ...........          (0.02)              0.39              0.41
                                                    -----------        -----------       -----------
Less distributions:
    Dividends from net investment income .......          (0.32)             (0.63)            (0.30)
    Distributions from capital gains ...........             --              (0.02)            (0.01)
                                                    -----------        -----------       -----------
    Total distributions ........................          (0.32)             (0.65)            (0.31)
                                                    -----------        -----------       -----------
Net asset value, end of period .................    $      9.50        $      9.84       $     10.10
                                                    ===========        ===========       ===========
Total return (not reflecting sales charge) .....          (0.17)%*            3.95%             4.11%*
Ratios/supplemental data
    Net assets, end of period (in thousands) ...    $    15,123        $    11,688       $     5,003
    Ratio of expenses to average net assets ....           1.15%**            1.15%             1.53%**
    Ratio of net investment income to average
        net assets .............................           6.55%**            6.15%             4.90%**
    Portfolio turnover rate ....................          40.15%*           157.39%           100.40%*

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

Ratio of expenses to average net assets ........           1.83%**            2.54%            10.77%**
Ratio of net investment income (loss) to
    average net assets .........................           5.87%**            4.76%            (4.34%)**

The expense ratios after giving effect to waiver of fees, expense remibursement and expense offset for uninvested cash balances were (note 3):

    Ratio of expenses to average net assets ....           1.00%**            1.00%             1.00%**

                                                                        CLASS C
                                                    ------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED              YEAR             PERIOD
                                                      6/30/08             ENDED            ENDED
                                                    (UNAUDITED)          12/31/07        12/31/06(2)
                                                    -----------        -----------       -----------
Net asset value, beginning of period ...........    $      9.84        $     10.10       $     10.00
                                                    -----------        -----------       -----------
Income (loss) from investment operations:
    Net investment income ......................           0.28++             0.55++            0.26+
    Net gain (loss) on securities (both realized
        and unrealized) ........................          (0.34)             (0.24)             0.10
                                                    -----------        -----------       -----------
    Total from investment operations ...........          (0.06)              0.31              0.36
                                                    -----------        -----------       -----------
Less distributions:
    Dividends from net investment income .......          (0.28)             (0.55)            (0.25)
    Distributions from capital gains ...........             --              (0.02)            (0.01)
                                                    -----------        -----------       -----------
    Total distributions ........................          (0.28)             (0.57)            (0.26)
                                                    -----------        -----------       -----------
Net asset value, end of period .................    $      9.50        $      9.84       $     10.10
                                                    ===========        ===========       ===========
Total return (not reflecting sales charge) .....          (0.57)%*            3.11%             3.63%*
Ratios/supplemental data
    Net assets, end of period (in thousands) ...    $     5,098        $     3,591       $     1,067
    Ratio of expenses to average net assets ....           1.95%**            1.95%             2.04%**
    Ratio of net investment income to average
        net assets .............................           5.72%**            5.35%             4.84%**
    Portfolio turnover rate ....................          40.15%*           157.39%           100.40%*

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

Ratio of expenses to average net assets ........           2.62%**            3.31%             5.83%**
Ratio of net investment income (loss) to
    average net assets .........................           5.05%**            3.99%             1.05%**

The expense ratios after giving effect to waiver of fees, expense remibursement and expense offset for uninvested cash balances were (note 3):

    Ratio of expenses to average net assets ....           1.80%**            1.80%             1.80%**

----------
1     Commenced operations on 6/01/06.
2     Commenced operations on 6/08/06.
+     Per share amounts have been calculated using the monthly average shares method.
++    Per share amounts have been calculated using the daily average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS I
                                                    ------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED              YEAR             PERIOD
                                                      6/30/08             ENDED            ENDED
                                                    (UNAUDITED)          12/31/07        12/31/06(1)
                                                    -----------        -----------       -----------
Net asset value, beginning of period ...........    $      9.84        $     10.10       $      9.96
                                                    -----------        -----------       -----------
Income (loss) from investment operations:
    Net investment income ......................           0.32++             0.64++            0.29+
    Net gain (loss) on securities (both realized
        and unrealized) ........................          (0.34)             (0.24)             0.15
                                                    -----------        -----------       -----------
    Total from investment operations ...........          (0.02)              0.40              0.44
                                                    -----------        -----------       -----------
Less distributions:
    Dividends from net investment income .......          (0.32)             (0.64)            (0.29)
    Distributions from capital gains ...........             --              (0.02)            (0.01)
                                                    -----------        -----------       -----------
    Total distributions ........................          (0.32)             (0.66)            (0.30)
                                                    -----------        -----------       -----------
Net asset value, end of period .................    $      9.50        $      9.84       $     10.10
                                                    ===========        ===========       ===========
Total return (not reflecting sales charge) .....          (0.14)%*            4.03%             4.50%*
Ratios/supplemental data
    Net assets, end of period (in thousands) ...    $     3,982        $     3,583       $     2,735
    Ratio of expenses to average net assets ....           1.10%**            1.10%             1.32%**
    Ratio of net investment income to average
        net assets .............................           6.63%**            6.24%             5.34%**
    Portfolio turnover rate ....................          40.15%*           157.39%           100.40%*

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

Ratio of expenses to average net assets ........           1.79%**            2.70%             7.81%**
Ratio of net investment income (loss) to
    average net assets .........................           5.94%**            4.63%            (1.15%)**

The expense ratios after giving effect to waiver of fees, expense remibursement and expense offset for uninvested cash balances were (note 3):

    Ratio of expenses to average net assets ....           0.95%**            0.93%             0.94%**

                                                                        CLASS Y
                                                    ------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED              YEAR             PERIOD
                                                      6/30/08             ENDED            ENDED
                                                    (UNAUDITED)          12/31/07        12/31/06(2)
                                                    -----------        -----------       -----------
Net asset value, beginning of period ...........    $      9.84        $     10.10       $     10.00
                                                    -----------        -----------       -----------
Income (loss) from investment operations:
    Net investment income ......................           0.33++             0.65++            0.32+
    Net gain (loss) on securities (both realized
        and unrealized) ........................          (0.34)             (0.24)             0.10
                                                    -----------        -----------       -----------
    Total from investment operations ...........          (0.01)              0.41              0.42
                                                    -----------        -----------       -----------
Less distributions:
    Dividends from net investment income .......          (0.33)             (0.65)            (0.31)
    Distributions from capital gains ...........             --              (0.02)            (0.01)
                                                    -----------        -----------       -----------
    Total distributions ........................          (0.33)             (0.67)            (0.32)
                                                    -----------        -----------       -----------
Net asset value, end of period .................    $      9.50        $      9.84       $     10.10
                                                    ===========        ===========       ===========
Total return (not reflecting sales charge) .....          (0.07)%*            4.16%             4.22%*
Ratios/supplemental data
    Net assets, end of period (in thousands) ...    $    15,101        $    11,441       $     1,834
    Ratio of expenses to average net assets ....           0.95%**            0.95%             1.07%**
    Ratio of net investment income to average
        net assets .............................           6.75%**            6.40%             5.95%**
    Portfolio turnover rate ....................          40.15%*           157.39%           100.40%*

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

Ratio of expenses to average net assets ........           1.62%**            2.26%             5.38%**
Ratio of net investment income (loss) to
    average net assets .........................           6.08%**            5.08%             1.65%**

The expense ratios after giving effect to waiver of fees, expense remibursement and expense offset for uninvested cash balances were (note 3):

    Ratio of expenses to average net assets ....           0.80%**            0.80%             0.80%**

----------
1     Commenced operations on 6/29/06.
2     Commenced operations on 6/08/06.
+     Per share amounts have been calculated using the monthly average shares method.
++    Per share amounts have been calculated using the daily average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED JUNE 30, 2008

                      ACTUAL
                   TOTAL RETURN         BEGINNING      ENDING        EXPENSES
                      WITHOUT            ACCOUNT       ACCOUNT      PAID DURING
                  SALES CHARGES(1)        VALUE         VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
Class A              (0.17)%           $1,000.00       $998.30        $4.97
--------------------------------------------------------------------------------
Class C              (0.57)%           $1,000.00       $994.30        $8.93
--------------------------------------------------------------------------------
Class I              (0.14)%           $1,000.00       $998.60        $4.72
--------------------------------------------------------------------------------
Class Y              (0.07)%           $1,000.00       $999.30        $3.98
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 1.00%, 1.80%, 0.95% AND 0.80% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of the applicable sales charges or contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED JUNE 30, 2008

                     HYPOTHETICAL
                      ANNUALIZED       BEGINNING      ENDING         EXPENSES
                        TOTAL           ACCOUNT       ACCOUNT       PAID DURING
                        RETURN           VALUE         VALUE       THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                 5.00%          $1,000.00     $1,019.89         $5.02
--------------------------------------------------------------------------------
Class C                 5.00%          $1,000.00     $1,015.91         $9.02
--------------------------------------------------------------------------------
Class I                 5.00%          $1,000.00     $1,020.14         $4.77
--------------------------------------------------------------------------------
Class Y                 5.00%          $1,000.00     $1,020.89         $4.02
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 1.00%, 1.80%, 0.95% AND 0.80% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you will routinely receive the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q which is available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not generally invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2008 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

CONSIDERATION OF NEW ADVISORY AND ADMINISTRATION AGREEMENT AND NEW SUB-ADVISORY AGREEMENT IN CONNECTION WITH PROPOSED CHANGES IN OWNERSHIP OF THE PARENT COMPANY OF THE MANAGER

BASIS FOR THE TRUSTEES' APPROVAL OF THE NEW AGREEMENTS

      At a meeting held on February 29, 2008, the Trustees, including the independent Trustees, approved the New Agreements and recommended that the shareholders of the Fund approve those agreements. In considering these actions, the Trustees noted that in connection with their annual review of the Fund's advisory arrangements (the "Annual Review") on September 10, 2007, they had approved both the Advisory and Administration Agreement and the Sub-Advisory Agreement (the "Current Agreements") (which are substantially identical to the New Agreements) for another one-year term each commencing on October 1, 2007. In connection with the Annual Review, the Trustees considered a wide range of information of the type they regularly consider when determining whether to continue the Fund's advisory agreements as in effect from year to year. In approving the New Agreements, the Trustees considered the information provided and the factors considered in connection with the Annual Review as well as such new information (for example, information about the Transaction) as they considered appropriate. In considering the New Agreements, the Trustees did not identify any single factor as determinative. Matters considered by the Trustees, including the independent Trustees, in connection with their review of the New Agreements included the following:

THE TRANSACTION AND THE IMPLICATIONS FOR THE FUND

      In evaluating the Transaction, the Trustees considered a wide range of information, including ensuring, to the maximum extent possible, ongoing and future continuity of management of the Fund.

THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER AND THE SUB-ADVISER

      The Manager has arranged for the Sub-Adviser to provide investment management of the Fund's portfolio. The Trustees noted the extensive experience of the Sub-Adviser's Chief Investment Officer and portfolio manager, Mr. Rufenacht, and his investment management team. Since the inception of the Fund, the Trustees have received detailed presentations by Mr. Rufenacht covering the Sub-Adviser's research and investment process. Mr. Rufenacht has also been available and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund's portfolio, with which to assess the Fund as an investment vehicle in light of prevailing interest rates and economic conditions.

      The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with high current income and, secondarily, capital appreciation

      The Manager has additionally provided all administrative services to the Fund. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Fund's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Trustees also considered representations by the Manager that the persons at the Manager involved in providing those services would not change as a result of the Transaction. The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of approval of both the New Advisory Agreement and New Sub-Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND AND THE MANAGER, AND THE SUB-ADVISER

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its peer group for the one-year period ending December 31, 2007. It was noted that the materials provided by the Manager indicated that the Fund had performed in a manner consistent with the investment strategy of the Sub-Adviser, which was anticipated to produce performance results different from the benchmark indices as a result of under-weighting certain investments that the Sub-Adviser deems to be outside of the Fund's risk tolerance.

      The Trustees also considered representations from the Manager that the Transaction was not expected to result in any changes to the personnel managing the Fund's investment portfolio.

      The Board concluded that the performance of the Fund was excellent in light of market conditions and its emphasis on minimizing volatility. Evaluation of this factor indicated to the Trustees that approval of the New Advisory Agreement and New Sub-Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND THE SUB-ADVISER FROM THEIR RELATIONSHIPS WITH THE FUND

      The information provided contained expense data for the Fund and a peer group average which was provided to the Trustees for their review and discussion. The Board concluded that the expenses of the Fund and the fees to be paid were similar to and were reasonable. It was additionally noted that the Fund was in the start-up phase of operation and the asset base had not yet reached critical mass.

      The Trustees noted that in connection with the Annual Review they had concluded that the costs of the services to be provided supported the renewal of the Current Agreements, and that the Transaction was not expected to result in any change to the advisory fees paid by the Fund or the Fund's total expense ratio.

      The Board noted that the entire portion of the management fee had been waived by both the Manager and Sub-Adviser. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2008 through December 31, 2008 so that the total Fund expenses would not exceed 1.00% for Class A Shares, 1.80% for Class C Shares, 1.08% for Class I Shares and 0.80% for Class Y Shares. The Manager had indicated that it intended to continue waiving fees and subsidizing expenses as necessary in order that the Fund would remain competitive.

      The Trustees considered that the profitability to the Manager of its relationship to the Fund was not expected to change as a result of the Transaction because the Transaction was not expected to result in a change to the fees received by the Manager or of the costs of the services to be provided by the Manager.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS

      The Board noted that both the Manager and Sub-Adviser were currently waiving the entire portion of their respective fees and that the Manager had indicated that it intended to continue waiving fees and subsidizing expenses as necessary in order that the Fund would remain competitive. Evaluation of these factors indicated to the Board that the New Advisory Agreement and New Sub-Advisory Agreement should be approved without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND

      The Board observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds including the Fund or other investment clients, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

      In addition to considering the factors discussed above, which the Trustees regularly consider on an annual basis, the Trustees also gave particular consideration to matters relating to the change of control at AMC including representations from representatives of AMC and the Manager that the proposed change of control is not expected to result in a change in the personnel or operations of the Manager, the investment approach or style of the Manager with respect to the Fund, or the services provided to the Fund by the Manager.

      The Trustees also considered other factors, either in connection with the Annual Review or with their approval of the New Advisory Agreement. These factors included but were not limited to whether the Fund has operated in compliance with its investment objective and the Fund's record of compliance with its investment restrictions, and the compliance programs of the Fund and the Manager.

      Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the independent Trustees, concluded that both the New Advisory Agreement and the New Sub-Advisory Agreement should be approved and recommended that the shareholders of the Fund vote to approve the New Advisory Agreement and the New Sub-Advisory Agreement for an initial one-year term each.

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  THREE PEAKS CAPITAL MANAGEMENT, LLC
  3750 Dacoro Lane, Suite 100
  Castle Rock, Colorado  80109

BOARD OF TRUSTEES
  Diana P. Herrmann, Chair
  John M. Burlingame
  Theodore T. Mason
  Glenn P. O'Flaherty
  Russell K. Okata
  John J. Partridge

OFFICERS
  Diana P. Herrmann, President
  Charles E. Childs, III, Executive Vice President
  Jerry G. McGrew, Senior Vice President
  Marie E. Aro, Senior Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer
    and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PNC Global Investment Servicing
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMORGAN CHASE BANK, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  TAIT, WELLER & BAKER LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

	Not applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable

ITEM 4.	PRINCIPAL ACCOUNTING FEES AND SERVICES.

	Not applicable


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.


 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND


By:  /s/  Diana P. Herrmann
-----------------------------------
President and Trustee
September 8, 2008



By:  /s/  Joseph P. DiMaggio
-------------------------------------
Chief Financial Officer and Treasurer
September 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
-----------------------------------
Diana P. Herrmann
President and Trustee
September 8, 2008



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 8, 2008





AQUILA THREE PEAKS HIGH INCOME FUND

EXHIBIT INDEX


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.